Organization and Business Description	12 Months Ended
Mar. 31, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Tokyo Lifestyle Co., Ltd. (the “Company”), formerly known as Yoshitsu Co., Ltd, is a stock company incorporated in Japan pursuant to the laws of Japan on December 28, 2006.

Prior to July 1, 2023, the Company owned 100% of the equity interests of Kaika International Co., Ltd (“Kaika International”), formerly known as Tokyo Lifestyle Co., Ltd., a stock company incorporated pursuant to the laws of Japan on October 24, 2019. On June 30, 2023, the Company entered into a share transfer agreement with DinnerBank Co., Ltd. (“DinnerBank”), formerly known as Seihinkokusai Co., Ltd., a related party of the Company, to sell its 100% equity interests in Kaika International to DinnerBank, and the transaction was completed on July 1, 2023.

On July 27, 2022, the Company acquired a 100% equity interest in Tokyo Lifestyle Limited (“TLS”), a company incorporated pursuant to the laws of Hong Kong on May 10, 2019 and principally engaged in the import and retail of Japanese beauty and cosmetic products in Hong Kong and in the live e-commerce business through its wholly-owned subsidiary, Shenzhen Qingzhiliangpin Network Technology Co., Ltd. (“Qingzhiliangpin”), a company incorporated on April 16, 2020 in the People’s Republic of China (the “PRC”).

On October 26, 2022, TLS acquired 60% of the equity interests in REIWATAKIYA (MYS) SDN. BHD. (“Reiwatakiya”) and the remaining 40% equity interests on January 4, 2023. Reiwatakiya is a private limited company incorporated in Malaysia on June 14, 2022. These transactions were accounted for as acquisitions under common control (see details in “Acquisitions Under Common Control”). Reiwatakiya was officially deregistered in Malaysia on December 1, 2025.

On September 6, 2023, TLS incorporated a wholly-owned subsidiary, RAKKISTAR HOLDING INC., in the Province of Ontario, Canada, which principally engages in the import and retail of Japanese beauty and cosmetic products in Canada.

On October 17, 2023, TLS incorporated a wholly-owned subsidiary, Tokyo Lifestyle Holding Inc. (“TLS Holding”), in the State of Delaware, which is currently not engaging in any active business operations. TLS Holding incorporated four wholly-owned subsidiaries, REIWATAKIYA LV LLC, a limited liability company on August 3, 2023, in the State of Nevada, which principally engages in the import and retail of Japanese beauty and cosmetic products in Nevada; REIWATAKIYA BOS LLC, a limited liability company on October 26, 2023, in the Commonwealth of Massachusetts, which principally engages in the import and retail of Japanese beauty and cosmetic products in Massachusetts; REIWATAKIYA NYC LLC, a limited liability company on November 8, 2023, in the State of New York, which principally engages in the import and retail of Japanese beauty and cosmetic products in New York; and REIWATAKIYA LV II LLC, a limited liability company on May 13, 2024, in the State of Nevada, which principally engages in the import and retail of Japanese beauty and cosmetic products in Nevada.

On May 15, 2025, TLS and two third parties incorporated TOKYO LIFESTYLE PTY LTD, a proprietary limited company in Sydney, Australia, which principally engages in the import and retail of Japanese beauty and cosmetic products in Australia. TLS owns 51.0% of TOKYO LIFESTYLE PTY LTD and the registered capital was fully injected.

On June 3, 2025, TLS incorporated Shenzhen Qianxusenhuo Network Technology Co., Ltd., a company incorporated in the PRC, which principally engages in e-commerce technical, marketing and consulting services, as well as import and retail of Japanese beauty and cosmetic products in the PRC.

On July 27, 2025, TLS acquired 100% of the equity interests in TOKYO LIFESTYLE COMPANY LIMITED, a company incorporated pursuant to the laws of Vietnam on August 28, 2024 for a consideration of $30,000. Subsequently, TLS transferred 100% of the equity interests in TOKYO LIFESTYLE COMPANY LIMITED to a third party on March 20, 2026 for a consideration of $30,000.

The Company and its subsidiaries are a retailer and wholesaler of Japanese beauty and health products, as well as luxury and electronic products, sundry products, collectible cards and trendy toys, and other products and services. The Company offers approximately 69,300 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 28,600 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 70,100 SKUs of sundry products, including home goods; 2,100 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series; 3,500 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry; 6,800 SKUs of collectible cards and trendy toys; and 17,700 SKUs of other products, including food, alcoholic beverages. The Company also provides advertising services by key opinion leaders (“KOLs”) as well as supporting services to online celebrities.

Acquisitions Under Common Control

On July 20, 2022, the Company entered into a definitive agreement (the “Agreement”) with All Seas Global Limited to acquire 100% of its equity interests in TLS. Pursuant to the Agreement, the Company agreed to acquire 100% of the equity interests in TLS for a total consideration of Japanese yen 392,673,800 in cash ($2,842,173), subject to certain terms. The transaction contemplated by the Agreement was approved by the Company’s board of directors at a special board meeting on June 27, 2022. The equity interests in TLS were transferred to the Company on July 20, 2022, and cash consideration was paid in full and the transaction closed on July 27, 2022. As the Company and TLS previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, and accordingly, the Company’s comparative financial information prior to the acquisition date of July 20, 2022 was retrospectively adjusted to include the financial results of TLS.

On October 26, 2022, the board of directors of TLS approved the acquisition of Reiwatakiya from All Seas Global Limited, who held a 60% interest in Reiwatakiya, and subsequently, approved the acquisition of the remaining 40% interest in Reiwatakiya from a third-party shareholder on January 4, 2023. The 60% and 40% of equity interests in Reiwatakiya were transferred to the TLS on October 26, 2022 and January 4, 2023, respectively, with no consideration. As TLS and Reiwatakiya previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, accordingly, the Company’s comparative financial information prior to the acquisition date of October 26, 2022 was retrospectively adjusted to include the financial results of Reiwatakiya.